Financial assets at fair value through profit or loss - Summary of exposure to (reverse) repurchase agreements (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 149,579	€ 123,015
Financial liabilities at fair value through profit or loss	102,649	94,638
Reverse repurchase transactions
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	96,745	69,407
Repurchase transactions
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	70,420	58,227
Deposits from banks | Repurchase transactions
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	2,699	2,064
Customer deposits | Repurchase transactions
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	1,954	97
Trading liabilities, funds on deposit | Repurchase transactions
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	8,931	10,337
Funds entrusted designated and measured at fair value through profit or loss | Repurchase transactions
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	56,835	45,729
Loans and advances to banks | Reverse repurchase transactions
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	14,997	5,251
Loans and advances to customers | Reverse repurchase transactions
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	204	499
Trading assets, loans and receivables | Reverse repurchase transactions
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	15,207	12,121
Loans and receivables mandatorily measured at fair value through profit or loss | Reverse repurchase transactions
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 66,337	€ 51,536